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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

 Read Instructions at end of Form before preparing Form. Please print or type.

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   1. Name and address of issuer:
                                Landmark Funds I
                                6 St. James Avenue
                                Boston, MA 02116

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   2. The name of each  series or class of  securities  for which  this
      Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list
      series or classes):       [  ]

                                CitiSelect Folio 200


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   3. Investment Company Act File Number:  811-4006


   Securities Act File Number:  2-90518


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   4 (a).  Last day of fiscal year for which this Form is filed: October 31,
           1997



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   4 (b).  [ ]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                                      N/A

   Note: If the Form is being filed late, interest must be paid on the registration fee due.
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   4(c).  [ ] Check box if this is the last time the issuer will be filing this
              Form.
                                      N/A



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



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
   5.    Calculation of registration fee:
     (i.)  Aggregate sale price of securities sold during the
           fiscal year pursuant to section 24(f):                             $97,802,419

    (ii.) Aggregate price of securities redeemed or
          repurchased during the fiscal year:                     $44,283,179

   (iii.) Aggregate price of securities redeemed or
          repurchased during any prior fiscal year ending no
          earlier than October 11, 1995 that were not
          previously used to reduce registration fees payable
          to the Commission:                                      $0

    (iv.) Total available redemption credits [add items 5(ii) and             $44,283,179
          5(iii)]:

     (v.) Net Sales - if item 5(i) is greater than Item 5(iv)                 $53,519,240
          [subtract item 5(iv) from item 5(i)]:

    (vi.) Redemption credits available for use in future years    $(0)
          - If item 5(i) is less than item 5(iv) [subtract Item
          5(iv) from Item 5(i)]:

   (vii.) Multiplier for determining registration fee (See                    x .000295
          Instruction C.9):


  (viii.) Registration  fee due [multiply Item 5(v) by Item
          5(vii)] (enter "0" if no fee is due):                                           =$15,788.18

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   6. Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0.
      If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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   7. Interest due - if this Form is being filed more than 90 days after the
      end of the issuer's fiscal year (see instruction D):                                +$0



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   8. Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:

                                                                                          =$15,788.18

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   9. Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository

          Method of Delivery:

                            X  Wire Transfer on 1/08/98      CIK # 0000744388

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


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)  John R. Elder

                          John R. Elder, Treasurer

Date   1/9/98
  Please print the name and title of the signing officer below the signature.